CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) shares in Thousands, $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Allowances for accounts receivables	$ 20,700	$ 54,557
Prepaid expenses and other current assets	348,774	359,881
Loans to and interest receivable from other related parties	981,764	755,762
Current liabilities	$ 968,136	$ 1,797,345
Ordinary shares, par value (in dollars per share)	$ 0.00025	$ 0.00025
Ordinary shares, shares authorized	2,400,000	2,400,000
Ordinary shares, shares issued	244,272	242,611
Ordinary shares, shares outstanding	244,272	242,611
Related party | Loans to and interest receivable
Loans to and interest receivable from other related parties	$ 358,485	$ 349,716
Other related parties
Allowances for accounts receivables	0	0
Loans to and interest receivable	88,500	100,000
Third parties
Allowances for accounts receivables	20,700	54,557
Loans to and interest receivable	127,983	137,042
Consolidated VIEs
Prepaid expenses and other current assets	168,186	165,557
Consolidated VIEs | Without recourse
Current liabilities	572,936	576,394
Alibaba | Related party
Allowances for accounts receivables	0	0
Other related parties | Related party
Loans to and interest receivable	$ 88,500	$ 100,000
Class A ordinary shares
Ordinary shares, shares authorized	1,800,000	1,800,000
Ordinary shares, shares issued	156,450	154,789
Ordinary shares, shares outstanding	156,450	154,789
Class B ordinary shares
Ordinary shares, shares authorized	200,000	200,000
Ordinary shares, shares issued	87,822	87,822
Ordinary shares, shares outstanding	87,822	87,822
Ordinary shares to be designated
Ordinary shares, shares authorized	400,000	400,000